SHARE-BASED COMPENSATION 2 (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Maximum Performance Based RSU Target Performance Conditions Exceeded Through 2013		50.00%
Maximum Performance Based RSU Target Performance Conditions Exceeded For Awards Granted during or after 2014		100.00%
Share-Based Compensation, Restricted Stock Awards And Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		14.00%		16.00%	19.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.10%		1.20%	0.60%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%		0.00%	3.30%
Share-Based Compensation, Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		$ 39
Weighted average period over which unrecognized compensation cost will be recognized		1.9 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value		$ 46		$ 33	$ 33
Share-Based Compensation, Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance		9,238
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period		$ 63.81
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		0		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 75.82
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(7,701)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 61.41
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance		1,537		9,238
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, End of Period		$ 75.87		$ 63.81
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Outstanding, Number		1,537
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Weighted Average Grant Date Fair Value		$ 75.87
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value		$ 1		$ 1	$ 1
Share-Based Compensation, Performance Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance		2,874,942
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period		$ 54.55
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	[1]	438,318
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 123.3	[1]	$ 88.01	$ 57.55
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(1,036,645)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 42.34
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(4,940)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 103.58
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance		2,271,675	[1],[2]	2,874,942
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, End of Period		$ 73.28	[1],[2]	$ 54.55
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Outstanding, Number	[1]	2,220,408
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Weighted Average Grant Date Fair Value	[1]	$ 72.89
Share-Based Compensation, Service Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance		303,237
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period		$ 73.41
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		72,835
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 111.43		$ 91.54	$ 72.71
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(25,000)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 88.71
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(2,266)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 90.48
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance		348,806	[2]	303,237
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, End of Period		$ 80.14	[2]	$ 73.41
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Outstanding, Number		338,086
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Weighted Average Grant Date Fair Value		$ 79.81

[1]	Includes restricted stock units issued in 2015 in connection with the creation of Cameron LNG JV.
[2]	Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. For all performance-based restricted stock units, except for those issued in connection with the creation of Cameron LNG JV, up to an additional 50 percent (100 percent for awards granted during or after 2014) of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.